Consolidated Statement of Comprehensive Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 28,399,372	$ 23,119,734	$ 81,540,776	$ 41,761,615	$ 27,191,176	$ 15,885,219	$ 6,387,348	$ 89,593
Direct costs	(10,634,706)	(7,202,719)	(24,691,442)	(14,984,022)	(12,708,386)	(11,497,239)	(10,100,234)	(2,295,809)
Gross profit / (loss)	17,764,666	15,917,015	56,849,334	26,777,593	14,482,790	4,387,980	(3,712,886)	(2,206,216)
Other income	23,154	38,196	180,345	6,237,620	828,332	4,188	8,554
Change in estimated fair value of derivative warrant liability	4,458,069	2,536,780	7,430,035	1,486,023	2,547,622	1,273,740
Listing expenses						(101,773,877)
General and administration expenses	(5,690,986)	(3,744,100)	(15,652,819)	(7,422,870)	(6,664,303)	(2,470,425)	(1,824,380)	(574,266)
Finance costs	(14,577,131)	(5,556,008)	(25,417,989)	(6,810,718)	(8,335,269)	(5,782,430)	(6,951,923)	(966,926)
Changes in fair value of derivative financial instruments	1,916,269	1,716,742	3,840,379	5,422,917	(340,504)	(328,176)	(1,190,073)
Profit for the year	3,894,041	10,908,625	27,229,285	25,690,565	2,518,668	(104,689,000)	(13,670,708)	(3,747,408)
Other comprehensive income
Total Comprehensive Income for the year	$ 3,894,041	$ 10,908,625	$ 27,229,285	$ 25,690,565	$ 2,518,668	$ (104,689,000)	$ (13,670,708)	$ (3,747,408)
Basic and diluted earnings per share (in Dollars per share)	$ 0.04	$ 0.126	$ 0.31	$ 0.29	$ 0.03	$ (1.3)	$ (0.17)